Expense Example	Dec. 05, 2025 USD ($)
AVIP Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
AVIP Bond Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	945
AVIP BlackRock Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
AVIP BlackRock Balanced Allocation Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,016
AVIP BlackRock Advantage International Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
AVIP BlackRock Advantage International Equity Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,357
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,276
AVIP AB Small Cap Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
AVIP AB Small Cap Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,382
AVIP AB Mid Cap Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
AVIP AB Mid Cap Core Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,414
AVIP S&P 500® Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
AVIP S&P 500® Index Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	788
AVIP High Income Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
AVIP High Income Bond Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,242
AVIP BlackRock Advantage Large Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AVIP BlackRock Advantage Large Cap Value Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,217
AVIP Nasdaq-100® Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
AVIP Nasdaq-100® Index Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	850
AVIP BlackRock Advantage Large Cap Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
AVIP BlackRock Advantage Large Cap Core Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,170
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,370
AVIP S&P MidCap 400® Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
AVIP S&P MidCap 400® Index Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	815
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,182
AVIP Constellation Dynamic Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
AVIP Constellation Dynamic Risk Balanced Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,382
AVIP Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
AVIP Balanced Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
AVIP Moderate Growth Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
AVIP Growth Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
AVIP Constellation Managed Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
AVIP Constellation Managed Risk Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
AVIP Constellation Managed Risk Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
AVIP Intech U.S. Low Volatility Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
AVIP Intech U.S. Low Volatility Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,065
AVIP Core Plus Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
AVIP Core Plus Bond Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	908
AVIP AB Relative Value Portfolio | C 000232289 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
AVIP AB Relative Value Portfolio | C 000266308 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	$ 1,204